Operating Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Operating Assets and Liabilities
Operating Assets and Liabilities

Section 3 – Operating Assets and Liabilities

This section covers the operating assets and related liabilities that form the basis for Genmab’s activities. Deferred tax assets and liabilities are included in note 2.4. Assets related to Genmab’s financing activities are shown in section 4.

3.1 – Intangible Assets

2021			Licenses, Rights, and Patents
(DKK million)

Cost per January 1			891
Additions for the year			-
Disposals for the year			-
Exchange rate adjustment			-

Cost at December 31			891

Accumulated amortization and impairment per January 1			(553)
Amortization for the year			(84)
Impairment for the year			-
Disposals for the year			-
Exchange rate adjustment			-

Accumulated amortization and impairment per December 31			(637)

Carrying amount of Intangible Assets at December 31			254

2020			Licenses, Rights, and Patents
(DKK million)

Cost per January 1			897
Additions for the year			-
Disposals for the year			(5)
Exchange rate adjustment			(1)

Cost at December 31			891

Accumulated amortization and impairment per January 1			(427)
Amortization for the year			(109)
Impairment for the year			(22)
Disposals for the year			5
Exchange rate adjustment			-

Accumulated amortization and impairment per December 31			(553)

Carrying amount of Intangible Assets at December 31			338

(DKK million)	2021	2020	2019
Amortization and impairments are included in the income statement as follows:
Research and development expenses	84	131	99

Total	84	131	99

ACCOUNTING POLICIES

RESEARCH AND DEVELOPMENT

Genmab currently has no internally generated intangible assets from development, as the criteria for recognition of an asset are not met as described below.

LICENSES AND RIGHTS

Licenses, rights, and patents are initially measured at cost and include the net present value of any future payments. The net present value of any future payments is recognized as a liability. Milestone payments are accounted for as an increase in the cost to acquire licenses, rights, and patents. Genmab acquires licenses and rights primarily to gain access to targets and technologies identified by third parties.

Amortization

Licenses, rights, and patents are amortized using the straight-line method over the estimated useful life of five to seven years. Amortization, impairment losses, and gains or losses on the disposal of intangible assets are recognized in the income statement as research and development costs.

Impairment

If circumstances or changes in Genmab’s operations indicate that the carrying amount of non-current assets in a cash-generating unit may not be recoverable, management reviews the asset for impairment.

MANAGEMENT’S JUDGeMENTS AND ESTIMATES

RESEARCH AND DEVELOPMENT

Internally Generated Intangible Assets

According to IAS 38, intangible assets arising from development projects should be recognized in the balance sheet. The criteria that must be met for capitalization are that:

• the development project is clearly defined and identifiable and the attributable costs can be measured reliably during the development period;
• the technological feasibility, adequate resources to complete and a market for the product or an internal use of the product can be documented; and
• management has the intent to produce and market the product or to use it internally.

Such an intangible asset should be recognized if sufficient certainty can be documented that the future income from the development project will exceed the aggregate cost of production, development, and sale and administration of the product.

A development project involves a single product candidate undergoing a high number of tests to illustrate its safety profile and its effect on humans prior to obtaining the necessary final approval of the product from the appropriate authorities. The future economic benefits associated with the individual development projects are dependent on obtaining such approval. Considering the significant risk and duration of the development period related to the development of biological products, management has concluded that the future economic benefits associated with the individual projects cannot be estimated with sufficient certainty until the project has been finalized and the necessary final regulatory approval of the product has been obtained. Accordingly, Genmab has not recognized such assets at this time and therefore all research and development costs are recognized in the income statement when incurred.

Antibody Clinical Trial Material Purchased for Use in Clinical Trials

According to our accounting policies, antibody clinical trial material (antibodies) for use in clinical trials that are purchased from third parties will only be recognized in the balance sheet at cost and expensed in the income statement when consumed, if all criteria for recognition as an asset are fulfilled.

During both 2021 and 2020, no antibodies purchased from third parties for use in clinical trials have been capitalized, as these antibodies do not qualify for being capitalized as inventory under either the “Framework” to IAS/IFRS or IAS 2.

Management has concluded that the purchase of antibodies from third parties cannot be capitalized as the technical feasibility is not proven and no alternative use exists. Expenses in connection with the purchase of antibodies are expensed as incurred.

Estimation of Useful Life

Genmab has licenses, rights, and patents that are amortized over an estimated useful life of the intangible asset. As of December 31, 2021, the carrying amount of the intangible assets was DKK 254 million as compared to DKK 338 million as of December 31, 2020. Genmab estimates the useful life of the intangible assets to be at least seven years based on the expected obsolescence of such assets. However, the actual useful life may be shorter or longer than seven years, depending on the development risk, the probability of success related to the development of a clinical drug as well as potential launch of competing products.

3.2 – Property and Equipment

2021	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment
(DKK million)

Cost per January 1	287	416	14	717
Additions for the year	29	120	111	260
Transfers between the classes	70	3	(73)	-
Disposals for the year	-	(9)	-	(9)
Exchange rate adjustment	14	7	-	21

Cost at December 31	400	537	52	989

Accumulated depreciation and impairment at January 1	(43)	(221)	-	(264)
Depreciation for the year	(46)	(64)	-	(110)
Impairment for the year	-	-	-	-
Disposals for the year	-	-	-	-
Exchange rate adjustment	(1)	(2)	-	(3)
Accumulated depreciation on disposals	-	9	-	9
Accumulated depreciation and impairment at December 31	(90)	(278)	-	(368)
				.
Carrying amount at December 31	310	259	52	621

2020	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment
(DKK million)

Cost per January 1	98	279	49	426
Additions for the year	8	74	225	307
Transfers between the classes	181	68	(249)	-
Disposals for the year	-	(2)	(5)	(7)
Exchange rate adjustment	-	(3)	(6)	(9)

Cost at December 31	287	416	14	717

Accumulated depreciation and impairment at January 1	(14)	(175)	-	(189)
Depreciation for the year	(25)	(47)	-	(72)
Impairment for the year	(4)	(3)	-	(7)
Disposals for the year	-	-	-	-
Exchange rate adjustment	-	1	-	1
Accumulated depreciation on disposals	-	3	-	3
Accumulated depreciation and impairment at December 31	(43)	(221)	-	(264)
				.
Carrying amount at December 31	244	195	14	453

		2021	2020	2019
(DKK million)
Depreciation and impairments are included in the income statement as follows:
Research and development expenses		93	69	37
Selling, general and administrative expenses		17	10	3

Total		110	79	40

Capital expenditures in 2021 and 2020 were primarily related to the expansion of our facilities in the Netherlands and the United States to support the growth in our product pipeline.

ACCOUNTING POLICIES

Property and equipment is mainly comprised of leasehold improvements, assets under construction, and equipment, furniture and fixtures, which are measured at cost less accumulated depreciation, and any impairment losses.

The cost is comprised of the acquisition price and direct costs related to the acquisition until the asset is ready for use. Costs include direct costs and costs to subcontractors.

DEPRECIATION

Depreciation is calculated on a straight-line basis to allocate the cost of the assets, net of any residual value, over the estimated useful lives, which are as follows:

Equipment, furniture and fixtures	3-5 years
Computer equipment	3 years
Leasehold improvements	15 years or the lease term, if shorter

The useful lives and residual values are reviewed and adjusted if appropriate on a yearly basis. Assets under construction are not depreciated.

IMPAIRMENT

If circumstances or changes in Genmab’s operations indicate that the carrying amount of non-current assets in a cash-generating unit may not be recoverable, management reviews the asset for impairment.

The basis for the review is the recoverable amount of the assets, determined as the greater of the fair value less cost to sell or its value in use. Value in use is calculated as the net present value of future cash inflow generated from the asset.

If the carrying amount of an asset is greater than the recoverable amount, the asset is written down to the recoverable amount. An impairment loss is recognized in the income statement when the impairment is identified.

3.3 Leases

Genmab has entered into lease agreements with respect to office space and office equipment.

The leases are non-cancellable for various periods up to 2038.

Amounts recognized in the Consolidated Balance Sheets

The balance sheet shows the following amounts relating to leases:

	December 31,	December 31,
(DKK million)	2021	2020

Right-of-use assets
Properties	352	280
Equipment	2	3

Total right-of-use assets	354	283

Lease liabilities
Current	62	42
Non-current	363	277

Total lease liabilities	425	319

During 2021, there were additions to Genmab’s right-of-use assets and lease liabilities related to the commencement of leases in Japan and the United States with respect to office space. During 2020, there were additions to Genmab’s right-of-use assets and lease liabilities related to the commencement of leases in the United States and the Netherlands with respect to office and laboratory space.

Amounts recognized in the Consolidated Statements of Comprehensive Income

The statement of comprehensive income shows the following amounts relating to leases:

	December 31,	December 31,	December 31,
(DKK million)	2021	2020	2019

Depreciation charge of right-of-use assets
Properties	55	35	27
Equipment	1	1	1

Total depreciation charge of right-of-use assets	56	36	28

Interest expense	12	9	7
Expense relating to short-term leases	1	3	6

Interest expense is included in net financial items and expenses relating to short-term leases are included in operating expenses in the statement of comprehensive income.

The total cash outflow for leases was DKK 70 million, DKK 53 million and DKK 38 million in 2021, 2020 and 2019, respectively.

Future minimum payments under our leases as of December 31, 2021, December 31, 2020, and December 31, 2019, are as follows:

(DKK million)	2021	2020	2019

Payment due
Less than 1 year	74	53	32
1 to 3 years	109	85	64
More than 3 years but less than 5 years	97	62	27
More than 5 years	207	194	93

Total	487	394	216

Significant leases not yet commenced

During 2020, Genmab entered into a lease agreement with respect to the new headquarters in Denmark with a commencement date in March 2023 and is non-cancellable until March 2038. The total future minimum payments over the term of the lease are approximately DKK 337 million and estimated capital expenditures to fit out the space are approximately DKK 40 million.

During 2019, Genmab entered into a lease agreement with respect to office and laboratory space in the Netherlands with a commencement date in April 2022 and is non-cancellable until March 2032. The total future minimum payments over the term of the lease are approximately DKK 113 million and estimated capital expenditures to fit out the space are approximately DKK 74 million. Additionally, during 2021, Genmab amended the aforementioned agreement to add additional office space in the Netherlands with a commencement date in April 2022 and is non-cancellable until March 2032. The total future minimum payments over the term of the lease for the additional space are approximately DKK 119 million and estimated capital expenditures to fit out the space are approximately DKK 23 million.

Future minimum payments under our leases with commencement dates after December 31, 2021 are not included in the table above.

ACCOUNTING POLICIES

All leases are recognized in the balance sheet as a right-of-use (“ROU”) asset with a corresponding lease liability, except for short term assets in which the lease term is 12 months or less, or low value assets.

ROU assets represent Genmab’s right to use an underlying asset for the lease term and lease liabilities represent Genmab’s obligation to make lease payments arising from the lease. The ROU asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis over the lease term. In the income statement, lease costs are replaced by depreciation of the ROU asset recognized over the lease term in operating expenses, and interest expenses related to the lease liability are classified in financial items.

Genmab determines if an arrangement is a lease at inception. Genmab leases various properties and IT equipment. Rental contracts are typically made for fixed periods. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of fixed payments, less any lease incentives. As Genmab’s leases do not provide an implicit interest rate, Genmab uses an incremental borrowing rate based on the information available at the commencement date of the lease in determining the present value of lease payments. Lease terms utilized by Genmab may include options to extend or terminate the lease when it is reasonably certain that Genmab will exercise that option. In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

ROU assets are measured at cost and include the amount of the initial measurement of lease liability, any lease payments made at or before the commencement date less any lease incentives received, any initial direct costs, and restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the income statement. Short-term leases are leases with a lease term of 12 months or less and low-value assets comprise IT equipment and small items of office furniture.

3.4 Other Investments

	December 31,	December 31,
(DKK million)	2021	2020

CureVac	318	1,067
Bolt	26	-
Other	27	14

Total other investments	371	1,081

Genmab’s other investments consist primarily of an investment in common shares of CureVac N.V (“CureVac”). CureVac is also a strategic partner that is focused on the research and development of differentiated mRNA-based antibody products by combining CureVac’s mRNA technology and know-how with Genmab’s proprietary antibody technologies and expertise. The investment in CureVac AG was made in December 2019. In August 2020, CureVac AG had an IPO and its shares are listed under CureVac N.V. During 2021, Genmab sold 35% of its investment in common shares of CureVac. Proceeds received from the sale of shares were DKK 438 million. As of December 31, 2021, the investment in CureVac was valued at DKK 318 million as compared to DKK 1,067 million as of December 31, 2020.

During the second quarter of 2021, Genmab made an investment in common shares of Bolt Biotherapeutics, Inc. (“Bolt”). As of December 31, 2021, the investment in Bolt was valued at DKK 26 million.

ACCOUNTING POLICIES

Other investments are measured on initial recognition at fair value, and subsequently at fair value. Changes in fair value are recognized in the income statement within financial income or expense.

3.5 – Receivables

	2021	2020
(DKK million)
Receivables related to collaboration agreements	2,979	2,176
Interest receivables	37	55
Other receivables	160	98
Prepayments	218	154
Total	3,394	2,483

Non-current receivables	27	20
Current receivables	3,367	2,463

Total	3,394	2,483

During 2021 and 2020, there were no losses related to receivables and the credit risk on receivables is considered to be limited. The provision for expected credit losses was not significant given that there have been no credit losses over the last three years and the high-quality nature (top tier life science companies) of Genmab’s customers are not likely to result in future default risk.

The receivables are mainly comprised of royalties, milestones and amounts due under collaboration agreements and are non-interest bearing receivables which are due less than one year from the balance sheet date.

Please refer to note 4.2 for additional information about interest receivables and related credit risk.

ACCOUNTING POLICIES

Receivables are designated as financial assets measured at amortized cost and are initially measured at fair value or transaction price and subsequently measured in the balance sheet at amortized cost, which generally corresponds to nominal value less expected credit loss provision.

Genmab utilizes a simplified approach to measuring expected credit losses and uses a lifetime expected loss allowance for all receivables. To measure the expected credit losses, receivables have been grouped based on credit risk characteristics and the days past due.

Prepayments include expenditures related to a future financial period. Prepayments are measured at nominal value.

3.6 – Provisions

(DKK million)	2021	2020

Provisions per January 1	4	2
Additions during the year	9	2
Used during the year	-	-
Released during the year	-	-

Total at December 31	13	4

Non-current provisions	13	4
Current provisions	-	-

Total at December 31	13	4

Provisions include contractual restoration obligations related to leases of Genmab offices. In determining the fair value of restoration obligations, assumptions and estimates are made in relation to discounting, the expected cost to restore the offices and the expected timing of costs.

Genmab’s non-current provisions are expected to be settled through 2026.

ACCOUNTING POLICY

Provisions are recognized when Genmab has an existing legal or constructive obligation as a result of events occurring prior to or on the balance sheet date, and it is probable that the utilization of economic resources will be required to settle the obligation. Provisions are measured at management’s best estimate of the expenses required to settle the obligation.

A provision for onerous contracts is recognized when the expected benefits to be derived by Genmab from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract.

When Genmab has a legal obligation to restore our office lease in connection with the termination, a provision is recognized corresponding to the present value of expected future costs.

The present value of a provision is calculated using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognized as interest expense.

3.7 – Deferred Revenue

Genmab has recognized the following liabilities related to the AbbVie collaboration.

(DKK million)	2021	2020

Deferred revenue at January 1	513	-
Payment received	-	4,911
Revenue recognized during the year	-	(4,398)

Total at December 31	513	513

Non-current deferred revenue	487	487
Current deferred revenue	26	26

Total at December 31	513	513

Deferred revenue was recognized in connection with the AbbVie collaboration, as detailed in note 2.1. An upfront payment of USD 750 million (DKK 4,911 million) was received in July 2020 of which DKK 4,398 million was recognized as license revenue during 2020. None of the deferred revenue was recognized as license revenue in 2021.

The revenue deferred at the initiation of the AbbVie agreement in June 2020 related to four product concepts to be identified and controlled under a research agreement to be negotiated between Genmab and AbbVie. One of the product concepts will comprise of or contain Genmab antibodies conjugated with AbbVie’s payload linker technology and the other three product concepts will comprise of or contain CD3 DuoBody bispecific antibodies and AbbVie proprietary antibodies. Genmab and AbbVie will conclude a research agreement that will govern the research and development activities in regard to the product concepts. As there have been no development activities for the product concepts in 2021 or 2020, no recognition of deferred revenue has been made in either period. This deferred revenue is estimated to be recognized over a seven-year period which reflects the period expected to develop a drug concept.

Please refer to note 2.1 for additional information related to the AbbVie collaboration.

3.8 – Other Payables

(DKK million)	2021	2020

Liabilities related to collaboration agreements	53	15
Staff cost liabilities	296	134
Other liabilities	781	892
Accounts payable	350	145

Total at December 31	1,480	1,186

Non-current other payables	-	1
Current other payables	1,480	1,185

Total at December 31	1,480	1,186

ACCOUNTING POLICIES

Other payables are initially measured at fair value and subsequently measured in the balance sheet at amortized cost.

The current other payables are comprised of liabilities that are due less than one year from the balance sheet date and are in general not interest bearing and settled on an ongoing basis during the next financial year.

Non-current payables are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the liability due to passage of time is recognized as interest expense.

STAFF COST LIABILITIES

Wages and salaries, social security contributions, paid leave and bonuses, and other employee benefits are recognized in the financial year in which the employee performs the associated work.

Termination benefits are recognized as an expense, when the Genmab Group is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to terminate employment.

Genmab’s pension plans are classified as defined contribution plans and, accordingly, no pension obligations are recognized in the balance sheet. Costs relating to defined contribution plans are included in the income statement in the period in which they are accrued and outstanding contributions are included in other payables.

ACCOUNTS PAYABLE

Accounts payable are measured in the balance sheet at amortized cost.

OTHER LIABILITIES

Other liabilities primarily include accrued expenses related to our research and development project costs.